Taxes - Schedule of Components of Income Tax (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Components of Income Tax [Abstract]
Current	$ 9,213	$ 4,249	$ 3,618
Deferred	(107)	(110)	(1,076)
Total	$ 9,106	$ 4,139	$ 2,542